Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of operating segments [line items]
Sales	$ 212,400		$ 199,684		$ 411,652		$ 397,635
Cost of sales, excluding depletion	62,580		56,981		118,994		115,272
Depletion	62,494		59,772		119,759		123,715
Gross Margin	87,326		82,931		172,899		158,648
Gain on Disposal	245,715				245,715
Net earnings	318,142	$ 68,123	67,612	$ 61,224	386,265	$ (71,134)	128,836
Cash Flow From Operations	135,200		124,681		260,540		244,604
Total Assets	6,216,112		5,996,010		6,216,112	$ 5,683,313	5,996,010
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(11,972)		(9,069)		(21,729)		(16,967)
Cash Flow From Operations	(7,627)		(6,869)		(17,497)		(17,344)
Interest expense material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(5,659)		(6,482)		(11,249)		(12,854)
Cash Flow From Operations	(5,459)		(6,513)		(11,055)		(12,902)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	(492)		(324)		(3,080)		(419)
Cash Flow From Operations	(1,493)		(190)		(2,436)		(680)
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	3,224		556		3,709		428
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(14,899)		(15,319)		(32,349)		(29,812)
Cash Flow From Operations	(14,579)		(13,572)		(30,988)		(30,926)
Total Assets	430,317		205,388		430,317		205,388
Silver interests [member]
Disclosure of operating segments [line items]
Sales	98,647		108,814		204,813		199,978
Cost of sales, excluding depletion	27,107		(28,711)		55,606		(52,411)
Depletion	26,714		(31,153)		54,746		(56,816)
Gross Margin	44,826				94,461
Gain on Disposal	245,715				245,715
Net earnings	290,541		48,950		340,176		90,751
Cash Flow From Operations	71,397		75,738		149,058		145,135
Total Assets	1,894,655		2,374,248		1,894,655		2,374,248
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	25,315		28,519		45,935		43,214
Cost of sales, excluding depletion	6,452		(6,769)		11,568		(10,320)
Depletion	4,572		(4,724)		8,198		(7,201)
Gross Margin	14,291				26,169
Net earnings	14,291		17,026		26,169		25,693
Cash Flow From Operations	18,863		21,750		34,367		32,894
Total Assets	395,052		410,876		395,052		410,876
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	6,826		9,659		16,406		16,346
Cost of sales, excluding depletion	2,418		(3,296)		5,807		(5,557)
Depletion	2,927		(4,113)		7,030		(6,935)
Gross Margin	1,481				3,569
Net earnings	1,481		2,250		3,569		3,854
Cash Flow From Operations	4,409		6,363		10,599		10,586
Total Assets	254,773		269,036		254,773		269,036
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	25,097		31,465		54,372		67,302
Cost of sales, excluding depletion	8,939		(9,942)		18,186		(20,378)
Depletion	5,279		(6,821)		11,284		(14,544)
Gross Margin	10,879				24,902
Net earnings	10,879		14,702		24,902		32,380
Cash Flow From Operations	16,014		21,216		36,037		44,695
Total Assets	511,851		766,091		511,851		766,091
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	23,736		24,873		47,506		44,851
Cost of sales, excluding depletion	4,676		(5,087)		9,496		(9,134)
Depletion	12,369		(14,257)		24,659		(25,734)
Gross Margin	6,691				13,351
Net earnings	6,691		5,529		13,351		9,983
Cash Flow From Operations	19,060		15,729		38,010		35,717
Total Assets	732,979		790,072		732,979		790,072
Silver interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	17,673		14,298		40,594		28,265
Cost of sales, excluding depletion	4,622		(3,617)		10,549		(7,022)
Depletion	1,567		(1,238)		3,575		(2,402)
Gross Margin	11,484				26,470
Gain on Disposal	245,715				245,715
Net earnings	257,199		9,443		272,185		18,841
Cash Flow From Operations	13,051		10,680		30,045		21,243
Total Assets			138,173				138,173
Gold interests [member]
Disclosure of operating segments [line items]
Sales	113,753		90,870		206,839		197,657
Cost of sales, excluding depletion	35,473		(28,270)		63,388		(62,861)
Depletion	35,780		(28,619)		65,013		(66,899)
Gross Margin	42,500				78,438
Net earnings	42,500		33,981		78,438		67,897
Cash Flow From Operations	78,382		62,515		142,470		130,395
Total Assets	3,497,813		3,416,374		3,497,813		3,416,374
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	2,857		2,949		7,168		5,756
Cost of sales, excluding depletion	869		(942)		2,168		(1,869)
Depletion	812		(964)		2,026		(1,912)
Gross Margin	1,176				2,974
Net earnings	1,176		1,043		2,974		1,975
Cash Flow From Operations	1,989		2,007		5,001		3,874
Total Assets	120,025		123,758		120,025		123,758
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	5,778		7,264		12,679		15,637
Cost of sales, excluding depletion	1,760		(2,329)		3,834		(5,083)
Depletion	3,498		(4,480)		7,622		(9,778)
Gross Margin	520				1,223
Net earnings	520		455		1,223		776
Cash Flow From Operations	4,020		4,930		8,968		10,523
Total Assets	372,366		391,757		372,366		391,757
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	92,327		63,577		165,162		140,206
Cost of sales, excluding depletion	28,294		(20,191)		50,152		(45,394)
Depletion	27,316		(19,223)		48,418		(43,216)
Gross Margin	36,717				66,592
Net earnings	36,717		24,163		66,592		51,596
Cash Flow From Operations	64,033		43,386		115,010		94,812
Total Assets	2,760,314		2,861,619		2,760,314		2,861,619
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	8,058		17,080		17,097		36,058
Cost of sales, excluding depletion	2,307		(4,808)		4,991		(10,515)
Depletion	2,075		(3,952)		4,868		(11,993)
Gross Margin	3,676				7,238
Net earnings	3,676		8,320		7,238		13,550
Cash Flow From Operations	5,850		12,192		11,001		21,186
Total Assets	26,950		39,240		26,950		39,240
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	4,733				4,733
Cost of sales, excluding depletion	2,243				2,243
Depletion	2,079				2,079
Gross Margin	411				411
Net earnings	411				411
Cash Flow From Operations	2,490				2,490
Total Assets	218,158				218,158
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Total Assets	393,327				393,327
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	212,400		199,684		411,652		397,635
Cost of sales, excluding depletion	62,580		(56,981)		118,994		(115,272)
Depletion	62,494		(59,772)		119,759		(123,715)
Gross Margin	87,326				172,899
Gain on Disposal	245,715				245,715
Net earnings	333,041		82,931		418,614		158,648
Cash Flow From Operations	149,779		138,253		291,528		275,530
Total Assets	$ 5,785,795		$ 5,790,622		$ 5,785,795		$ 5,790,622